Non-controlling interests - Summarised Financial Information of ViiV Healthcare Group and GSK Consumer Healthcare Joint Venture (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of noncontrolling interests [line items]
Turnover	£ 31,376	£ 30,328
Profit after taxation	376	380	£ 665
Other comprehensive income/(expense)	(173)	(317)	(831)
Total comprehensive income	372	355	637
Non-current assets	42,466	40,361
Current assets	16,997	18,644
Total assets	59,463	59,005
Current liabilities	(21,697)	(21,068)
Non-current liabilities	(24,680)	(25,142)
Total liabilities	(46,377)	(46,210)
Net assets	13,086	12,795
Net cash inflow from operating activities	6,554	6,768	7,403
Net cash outflow from investing activities	(1,229)	(1,595)	(8,772)
Net cash outflow from financing activities	(4,726)	(5,641)	823
ViiV Healthcare
Disclosure of noncontrolling interests [line items]
Turnover	7,023	6,308	5,619
Profit after taxation	1,619	2,034	1,528
Other comprehensive income/(expense)	7	(19)	94
Total comprehensive income	1,626	2,015	1,622
Non-current assets	2,649	2,528
Current assets	3,479	3,330
Total assets	6,128	5,858
Current liabilities	(4,218)	(3,881)
Non-current liabilities	(8,566)	(8,453)
Total liabilities	(12,784)	(12,334)
Net assets	(6,656)	(6,476)
Net cash inflow from operating activities	2,554	2,192	3,442
Net cash outflow from investing activities	(106)	(2)	(174)
Net cash outflow from financing activities	(2,518)	(2,463)	(2,718)
Increase/(decrease) in cash and bank overdrafts in the year	£ (70)	£ (273)	£ 550